ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT A

The Commodore Americus®

Individual Flexible Premium Deferred Variable Annuities

Supplement Dated May 1, 2012 to

The Commodore Americus Prospectus Dated May 1, 2010

The information in this Supplement updates and otherwise supplements The Commodore Americus Prospectus dated May 1, 2010 (the “2010 Americus Prospectus”). Please read this Supplement carefully and retain it for future reference. Unless otherwise indicated, terms used in this Supplement have the same meaning as in the 2010 Americus Prospectus.

The Commodore Americus Prospectus currently includes the documents listed below.

•	2010 Americus Prospectus *
•	Supplement dated May 1, 2012 to the 2010 Americus Prospectus ^
•	Closed Subaccount Supplemental Prospectus dated May 1, 2012 ^

* Mailed or delivered electronically to Contract Owners in May 2010.

^ Mailed or delivered electronically to Contract Owners in May 2012.

How to Get Copies of Compliance Documents and Financial Statements

Copies of Prospectuses and Statement of Additional Information

Please contact us or visit our website if you would like a free copy of:

•	The Commodore Americus Prospectus;

•	Any document included in The Commodore Americus Prospectus;

•	A prospectus for any underlying Portfolio; or

•	The Statement of Additional Information for The Commodore Americus and The Commodore Nauticus dated May 1, 2012 (the “Statement of Additional Information”).

Copies of Financial Statements

Please contact us if you would like a free copy of the current financial statements of Annuity Investors Variable Account A or the current financial statements of Annuity Investors Life Insurance Company.

Our Contact Information

Company Name:	Annuity Investors Life Insurance Company

Mailing Address:	P.O. Box 5423, Cincinnati OH 45201-5423

Service Center:	1.800.789.6771

Website:	www.gafri.com

COVER PAGE—Portfolio Information

Replacement Text

The information set out below updates the Portfolio information on the COVER PAGE of the 2010 Americus Prospectus. It replaces in its entirety the list of Portfolios in which the Subaccounts invest and the Portfolio Updates paragraph.

American Century Variable Portfolios, Inc.

-Large Company Value Fund-Class I

-Mid Cap Value Fund-Class I

-Ultra® Fund-Class I

-VistaSM Fund-Class I

BlackRock Variable Series Funds, Inc.

-Basic Value V.I. Fund-Class I

-Global Allocation V.I. Fund-Class I

-High Yield V.I. Fund-Class I

-Money Market V.I. Fund-Class I

Dreyfus Investment Portfolios

-Technology Growth Portfolio-Initial Shares

The Dreyfus Socially Responsible Growth

Fund, Inc.

-Initial Shares

Dreyfus Stock Index Fund, Inc.

-Initial Shares

Dreyfus Variable Investment Fund

-Appreciation Portfolio-Initial Shares

-Growth and Income Portfolio-Initial Shares

-Money Market Portfolio

-Opportunistic Small Cap Portfolio-Initial Shares

DWS Investments VIT Funds

-Small Cap Index VIP-Class A

Invesco Variable Insurance Funds+

-Invesco V.I. Core Equity Fund-Series I Shares

-Invesco V.I. Government Securities Fund-Series I Shares

-Invesco Van Kampen V.I. American Value Fund-Series I Shares**

-Invesco Van Kampen V.I. Mid Cap Growth Fund-Series I Shares*

Janus Aspen Series

-Balanced Portfolio-Institutional Shares

-Enterprise Portfolio-Institutional Shares

-Forty Portfolio-Institutional Shares

-Overseas Portfolio-Service Shares

Morgan Stanley—The Universal Institutional Funds, Inc.

-Core Plus Fixed Income Portfolio-Class I

-U.S. Real Estate Portfolio-Class I

Oppenheimer Variable Account Funds

-Capital Appreciation Fund/VA-Non-Service Shares

-Main Street Fund®/VA-Non-Service Shares

PIMCO Variable Insurance Trust

-High Yield Portfolio-Administrative Class

-Real Return Portfolio-Administrative Class

+	The full legal name of Invesco Variable Insurance Funds is AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

2012 Portfolio Changes

*	On April 30, 2012 Invesco V.I. Capital Development Fund (the “Target Fund”) was acquired by the Invesco Van Kampen V.I. Mid Cap Growth Fund (the “Acquiring Fund”). Shareholders received the same class of shares of the Acquiring Fund in exchange for their shares of the Target Fund, and the Target Fund was liquidated and ceased operations.

**	On July 15, 2012 the Invesco Van Kampen V.I Mid Cap Value Fund will change its name to the Invesco Van Kampen V.I. American Value Fund. This Supplement reflects this anticipated name change.

COVER PAGE—Closed Subaccount Information

Additional Text

The paragraph and table below are added to the COVER PAGE of the 2010 Americus Prospectus.

Closed Subaccount

The following investment option (“Closed Subaccount”) is available only to Contract Owners who held Accumulation Units in the Closed Subaccount on the cutoff date listed below. The Closed Subaccount will become unavailable to you once you no longer have money in the Closed Subaccount. If you currently have funds allocated to the Closed Subaccount, please see the Closed Subaccount Supplemental Prospectus dated May 1, 2012.

Closed Subaccount	Cutoff Date
Janus Aspen Series: Worldwide Portfolio-Institutional Shares	April 29, 2005

DEFINITIONS

Additional Text

The definition below is added to the DEFINITIONS section of the 2010 Americus Prospectus.

Surrender Value

The Surrender Value at any time is an amount equal to the Account Value as of the end of the applicable Valuation Period; less any applicable CDSC; any outstanding loans; and less any applicable premium tax or other taxes not previously deducted. On full surrender, a full contract maintenance fee will also be deducted as part of the calculation of the Surrender Value.

EXPENSE TABLES—Table C: Total Annual Portfolio Operating Expenses

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The text below replaces in its entirety the EXPENSE TABLES—Table C: Total Annual Operating Expenses section of the 2010 Americus Prospectus.

Table C: Total Annual Portfolio Operating Expenses

This table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets, and include management fees, distribution and service (12b-1) fees, acquired fund fees and expenses, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in that Portfolio’s prospectus.

Maximum Portfolio Operating Expenses	1.09%
Minimum Portfolio Operating Expenses	0.27%

The minimum expenses are the expenses of the Dreyfus Stock Index Fund. The maximum expenses are the expenses of the Morgan Stanley UIF U.S. Real Estate Portfolio.

The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2011. Actual expenses of a Portfolio in future years may be higher or lower.

EXPENSE TABLES—Examples

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The text below replaces in its entirety the EXPENSE TABLES—Examples section of the 2010 Americus Prospectus.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses, the annual Contract expenses, and Portfolio fees and expenses. By comparing the costs shown in the tables below for each example, you can see the impact of contingent deferred sales charges on your costs.

Example 1: Contract with Maximum Fund Operating Expenses

•	You invest $10,000 in a Contract for the time periods indicated and your investment has a 5% annual return.
•	The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (1.09%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$966	$1,357	$1,833	$3,662

We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$266	$857	$1,533	$3,662

Example 2: Contract with Minimum Fund Operating Expenses

•	You invest $10,000 in a Contract for the time periods indicated and your investment has a 5% annual return.
•	The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the minimum Portfolio expenses (0.27%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$883	$1,091	$1,363	$2,578

We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$183	$591	$1,063	$2,578

FINANCIAL INFORMATION

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The paragraph below replaces in its entirety the FINANCIAL INFORMATION section of the 2010 Americus Prospectus.

The financial statements of Annuity Investors Variable Account A for the year ended December 31, 2011, and report of independent registered public accounting firm accompany this Supplement and are included in the Statement of Additional Information. The financial statements include:

•

year-end accumulation unit values for each Subaccount for each of the last two fiscal years through December 31, 2011, or from the end of the year of inception of a Subaccount, if later, to December 31, 2011 (See Note 6 in Notes to the Financial Statements); and

•	number of accumulation units outstanding as of the end of each period or year (see Note 7 in Notes to the Financial Statements).

THE PORTFOLIOS

Replacement Text and Additional Text

The BlackRock Portfolio information in the table below replaces in its entirety the corresponding section of the table in the PORTFOLIOS section of the 2010 Americus Prospectus.

BlackRock Variable Series Funds, Inc.

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY

Basic Value V.I. Fund	Class I	BlackRock Advisors, LLC	Domestic equity: Large value

Global Allocation V.I. Fund	Class I	BlackRock Advisors, LLC	Balanced: World allocation

High Yield V.I. Fund (formerly High Income)	Class I	BlackRock Advisors, LLC	Specialty bond: High yield bond

Money Market V.I. Fund	Class I	BlackRock Advisors, LLC	Money market: Money market taxable

The Invesco Portfolio information in the table below replaces in its entirety the corresponding section of the table in the PORTFOLIOS section of the 2010 Americus Prospectus.

Invesco Variable Insurance Funds+

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY

Core Equity Fund	Series I	Invesco Advisors, Inc.	Domestic equity: Large blend

Government Securities Fund	Series I	Invesco Advisors, Inc.	Government bond: Intermediate government

Van Kampen V.I. American Value Fund	Series I	Invesco Advisors, Inc.	Domestic equity: Mid cap value

Van Kampen V.I. Mid Cap Growth Fund	Series I	Invesco Advisors, Inc.	Domestic equity: Mid cap growth

The paragraph below is added to the PORTFOLIOS section of the 2010 Americus Prospectus.

If, pursuant to SEC rules, the Dreyfus Money Market Portfolio (the “MM Portfolio) suspends payment of redemption proceeds in connection with a liquidation of the MM Portfolio, we will delay any transaction involving a transfer or payment from the corresponding Subaccount until the MM Portfolio is liquidated. If you have allocated funds to the MM Portfolio at the time of any such suspension, the delay may impact transfers to another Subaccount, or payments in connection with a surrender of your Contract, withdrawal requests, loan requests, annuity benefit payments or the death benefit.

BENEFIT PAYMENT PERIOD—Death Benefit—Death Benefit Amount

Replacement Text

The paragraphs below replace in their entirety paragraphs 5-8 in the BENEFIT PAYMENT PERIOD—Death Benefit—Death Benefit Amount section of the 2010 Americus Prospectus.

Lump Sum Payments of Death Benefits Prior to January 1, 2012

Prior to January 1, 2012, if the beneficiary was an individual and the lump sum payment option was selected, we may have paid the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account was called the Great American Benefit Choice Account. We sent the beneficiary a personalized “checkbook” for this account. If the beneficiary has not closed this account, then the beneficiary may still withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.

The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account. The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.

BENEFIT PAYMENT PERIOD—Settlement Options

Replacement Text

The paragraph below replaces in its entirety paragraph 2 in the BENEFIT PAYMENT PERIOD—Settlement Options section of the 2010 Americus Prospectus.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the changes. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed. Commuted values, if available, may be taken no sooner than 5 years after the beginning of the applicable Benefit Payment Period. Commuted values are not available for any option based on life expectancy.

SETTLEMENT OPTIONS—Forms of Benefit Payments Under Settlement Options—Fixed Dollar Payments

Replacement Text

The paragraph below replaces in its entirety paragraph 2 in the BENEFIT PAYMENT PERIOD—Forms of Benefit Payments Under Settlement Options—Fixed Dollar Payments section of the 2010 Americus Prospectus.

The Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables with interest at 3% per year, compounded annually. For nonqualified Contracts, these guarantees are based on the sex of the Annuitant. For qualified Contracts, these guarantees are based on blended lives (60% female/40% male). The minimum monthly payments per $1,000 of value for the Company’s standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

Replacement Text

The paragraphs below replace in their entirety paragraphs 1-4 in the DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS section of the 2010 Americus Prospectus.

Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the Contracts. Its business address is 301 East Fourth Street, Cincinnati, Ohio 45202. GAA is an indirect wholly-owned subsidiary of American Financial Group, Inc. and an affiliate of the Company.

The Contracts are sold by insurance agents who are also registered representatives of broker-dealers that have entered into selling agreements with GAA. Broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.

The Company pays commissions to GAA for promotion and sale of the Contracts. GAA pays commissions to other broker-dealers for sales made through their registered representatives and these other broker-dealers pay their registered representatives from their own funds. Commissions paid by the Company are calculated as a percentage of the purchase payments received for a Contract. The maximum percentage is 8.5% of the purchase payments received from a Contract. Commissions paid by the Company may also be calculated as a percentage of the Contract value (sometimes called a trail commission). Trail commissions are not expected to exceed 1% of the Contract value on an annual basis.

FEDERAL TAX MATTERS

Replacement Text

The paragraphs below replace in their entirety the corresponding paragraphs in the FEDERAL TAX MATTERS section of the 2010 Helmsman Prospectus.

Tax Deferral on Annuities

Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value, although the plan itself may provide a tax deferral to the participating employee.

Tax-Qualified Retirement Plans—Roth TSAs, Roth 401(k)s, and Roth 457(b)s

IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, 401(k), or 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1/2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to other amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Annuity Contracts

Plan Types

• IRC §408 (IRA, SEP, SIMPLE IRA)

• IRC §408A (Roth IRA)

• IRC §403(b) (Tax-Sheltered Annuity)

• IRC §401 (Pension, Profit–Sharing, 401(k))

• Governmental IRC §457(b)

• IRC §402A (Roth TSA, Roth 401(k), or Roth 457(b))

		• IRC §409A • Nongovernmental IRC §457(b) • IRC §457(f)	IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Distribution Restrictions	Distributions from Contract or plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

Taxation of Surrenders and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other Contracts are generally deemed to come from investment in the contract on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any contributions from before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor on transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

MISCELLANEOUS

Updates to Other Information

The information below updates other information included in the 2010 Americus Prospectus.

Florida Residents: Purchase Payment Allocation Restriction

The restriction on allocation of Purchase Payments during the right to cancel period, which was described in the prospectus supplement dated January 1, 2011, no longer applies.

Company Addresses

Our mailing address is P.O. Box 5423, Cincinnati OH 45202-5423. You should use this address if you want to contact us by mail because:

•	you have questions about your Contract or applicable state modifications; or
•	you want to obtain forms, Portfolio prospectuses or the Statement of Additional Information.

Our administrative office address is 301 East Fourth Street, Cincinnati OH 45202-4201. For purposes of processing Purchase Payments, allocation instructions, transfers, withdrawals, surrenders and other requests, the Company receives a request when it is received at our administrative office.

Our home office address is 301 East Fourth Street, Cincinnati OH 45202-4201.

APPENDIX A—Condensed Financial Information

Additional Text

The paragraph below is added to APPENDIX A to the 2010 Americus Prospectus.

The financial statements of Annuity Investors Variable Account A for the year ended December 31, 2011, and report of independent registered public accounting firm accompany this Supplement and are included in the Statement of Additional Information. The financial statements include:

•

year-end accumulation unit values for each Subaccount for each of the last two fiscal years through December 31, 2011, or from the end of the year of inception of a Subaccount, if later, to December 31, 2011 (See Note 6 in Notes to the Financial Statements); and

•	number of accumulation units outstanding as of the end of each period or year (see Note 7 in Notes to the Financial Statements).